Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Disclosure of Significant Accounting Policies [Abstract]
Description Of Accounting Policy For Statement of IFRS compliance [text block]
(a)	Statement of Compliance

These audited consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board and were approved and authorized for issue by the Board of Directors on
March 13,
2019
.

Description of accounting policy for basis of preparation and consolidation of financial statements [text block]
(b)	Basis of Preparation and Consolidation

These audited consolidated financial statements have been prepared on a historical cost basis except for financial instruments classified as fair value through profit or loss which are stated at their fair value. These audited consolidated financial statements are presented in Canadian dollars and have been prepared on the basis of IFRS standards that are effective on December 31, 2018. The accounting policies adopted by the Company have been applied consistently to all periods presented. These audited consolidated financial statements are presented in the Company’s, and its subsidiaries, functional currency of Canadian dollars.

These audited consolidated financial statements include the accounts of NorZinc Ltd. and its wholly-owned subsidiaries Canadian Zinc Corporation, Paragon Minerals Corporation and Messina Minerals Inc., collectively the Group. Subsidiaries are consolidated from the date of acquisition, being the date on which the Company obtains control, and continue to be consolidated until the date when such control ceases. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. All intra-group balances, transactions, unrealized gains and losses resulting from intra-group transactions and dividends are eliminated in full upon consolidation.

Description Of Accounting Policy For Significant Accounting Judgments, Estimates and Assumptions [text block]
(c)	Significant Accounting Judgments, Estimates and Assumptions

The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities at the reporting date and the reported amounts of income and expenses during the reporting year. Actual results may differ from these estimates.

i.
The assessment of the Company’s ability to continue as a going concern involves judgment regarding future funding available for the development of the Prairie Creek mine and exploration of the Newfoundland properties and for working capital requirements. In concluding the Company is a going concern, management considers funds on hand at year end, planned expenditures for at least 12 months from the balance sheet date and strategic objectives in its assessment. Due to the nature of its business, management increases or decreases administrative and exploration expenditures based on available working capital. Judgments must also be made with regard to events or conditions which might give rise to significant uncertainty.

ii.
Valuation of exploration and evaluation assets: Significant judgment is required when determining whether facts and circumstances suggest that the carrying amount of exploration and evaluation assets may exceed its recoverable amount. Significant judgment must be exercised in determining when a project of the Company moves from the exploration and evaluation phase and into the development phase. The existence and extent of proven or probable mineral reserves; retention of regulatory permits and licences; the availability of development financing; current and future metal prices; and market sentiment are all factors considered by the Company. Accordingly, the Company having not secured development financing has deemed all projects to be in the exploration and evaluation phase.

iii.
Decommissioning provision: Decommissioning provisions are recognized in the period in which they arise and are stated at the best estimate of the present value of estimated future costs. These estimates require significant judgment about the nature, cost and timing of the work to be completed, and may change with future changes to costs, environmental laws, regulations and remediation practices and the expected timing of remediation work.

iv.
Share-based compensation: The Company measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted. Estimating fair value of share-based payment transactions requires determination of the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option, volatility and dividend yield and making assumptions about them. The assumptions and models used for estimating the fair value of share-based payment transactions are disclosed in Note 12.

Description of accounting policy for financial instruments [text block]
(d)	Financial Instruments

Financial assets and financial liabilities, including derivative instruments, are initially recognized at fair value on the balance sheet when the Company becomes a party to the relevant contractual provisions. Measurement in subsequent periods depends on the financial instrument’s classification.

The Company classifies financial instruments at initial recognition in one of the following three categories: fair value through profit and loss (“FVTPL”), fair value through other comprehensive income (“FVTOCI”) or at amortized cost.

Financial assets and liabilities classified as FVTPL are initially measured at fair value with unrealized gains and losses recognized through earnings. Transaction costs are expensed in the consolidated statement of income (loss). The Company has classified its cash and cash equivalents, short-term investments and restricted cash as FVTPL.

Investments in equity instruments at FVTOCI are initially recognized at fair value plus transaction costs. Subsequently, the investments are measured at fair value, with gains and losses arising from changes from initial recognition recognized in other comprehensive income. The Company does not have financial instruments measured at FVTOCI.

Financial assets and liabilities at amortized cost are initially recognized at fair value net of transaction costs, and subsequently carried at amortized cost adjusted by any impairment. The Company has classified other receivables, accounts payable, accrued and other liabilities and loan payable as being measured at amortized cost.

Description of accounting policy for impairment of non-financial assets [text block]
(e)	Impairment of Non-Financial Assets

The Company assesses at each reporting date the carrying amounts of non-financial assets to determine whether there is an indication of impairment. If such an indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss. Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs.

The recoverable amount of an asset or cash-generating unit is the greater of fair value less costs to sell and its value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and risks specific to the asset. In determining fair value less costs to sell, recent market transactions are taken into account, if available. If no such transactions can be identified, an appropriate valuation model is used. For the purpose of impairment testing, assets are grouped at lowest levels that generate cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit”).

If the recoverable amount of an asset or cash-generating unit is estimated to be less than its carrying amount, the carrying amount of the asset or cash-generating unit is reduced to its recoverable amount. An impairment loss is recognized immediately in the consolidated statement of comprehensive income or loss, unless the relevant asset is carried at a revalued amount, in which case the impairment loss is treated as a revaluation decrease.

Impairment losses recognized in prior years are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment charge is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized. A previously recognized impairment loss is reversed only if there has been a significant change in or reversal of the circumstances or events that gave rise to the previously recognize impairment loss.

Description of accounting policy for determining components of cash and cash equivalents [text block]
(f)	Cash and Cash Equivalents
  Cash and cash equivalents consist of cash and liquid investments which are readily convertible into cash with maturities of three months or less from the date of purchase.

Description of accounting policy for investments other than investments accounted for using equity method [text block]
(g)	Short-term Investments

Short-term investments, which consist primarily of investments in Bankers Acceptances and Guaranteed Investment Certificates, are investments with maturities of more than three months and less than one year from the date of purchase.

Description of accounting policy for available-for-sale financial assets [text block]
(h)	Marketable Securities

Marketable securities are recorded at their fair market value on the date of acquisition and are classified as FVTPL. The carrying value of the marketable securities is adjusted at each subsequent reporting period to their estimated fair value (based upon the market bid price and the Bank of Canada quoted exchange rate, if applicable) with the resulting unrealized gains or losses recognized in comprehensive income or loss for the year. Transaction costs relating to the purchase of marketable securities are expensed directly to profit or loss.

Description of accounting policy for functional currency [text block]
(i)	Foreign Currency Transactions

The Company’s reporting currency and the functional currency of its subsidiaries is the Canadian dollar as this is the principal currency of the economic environment in which the Company operates. Foreign currency transactions are translated using the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate in effect at the financial statement date. Foreign exchange gains or losses arising from translation are recognized in profit and loss for the reporting year.

Description of accounting policy for property, plant and equipment [text block]
(j)	Property, Plant and Equipment (“PPE”)

Items of PPE are carried at acquisition cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. Depreciation is provided on a declining-balance basis, less the estimated residual value, at the following annual rates:

Mining equipment	30%
Office equipment	20%

Buildings and leasehold improvements are recorded at cost, net of accumulated depreciation. Depreciation on buildings and leasehold improvements are provided on a straight-line basis over the life of the asset.

Depreciation methods, material residual value estimates and estimates of useful lives are reviewed at each reporting date and updated as required. Gains or losses arising on the disposal of PPE are determined as the difference between the proceeds on disposition and the carrying value of the assets and are recognized in profit or loss at the time of the disposal. Amortization of the Prairie Creek plant and mill will be based on the unit-of-production method using estimated proven and probable reserves.

Description of Accounting Policy for Exploration and Evaluation Assets [text block]
(k)	Exploration and Evaluation Assets

Exploration and evaluation assets include acquired mineral use rights for mineral properties held by the Company. The amount of consideration paid (in cash or share value) for mineral use rights is capitalized. The amounts shown for exploration and evaluation assets represent costs of acquisition incurred to date, less recoveries and impairments, if any, and do not necessarily reflect present or future values. Amounts received for the sale of mineral properties and for option payments are treated as reductions of the cost of the property, with payments in excess of capitalized costs recognized in income.

The recoverability of the amounts capitalized for the undeveloped mineral properties is dependent upon the determination of economically recoverable ore reserves, confirmation of the Company's interest in the underlying mineral claims, the ability to obtain the necessary financing to complete their development, and future profitable production or proceeds from the disposition thereof. Subsequent recovery of the resulting carrying value depends on successful development or sale of the mineral property. If a mineral property does not prove viable, all unrecoverable costs associated with the project net of any impairment provisions are written off.

Exploration and evaluation assets will be amortized to profit or loss once commercial production has been achieved or written off if the exploration and evaluation assets are abandoned or sold. Depletion of costs capitalized on projects put into commercial production will be recorded using the unit-of-production method based upon estimated proven and probable reserves.

Included in the cost of exploration and evaluation assets is the cost of the estimated decommissioning provision.

Ownership in exploration and evaluation assets involves certain inherent risks, including geological, fluctuation in metal prices, operating costs, and permitting risks. Many of these risks are outside the Company’s control. The ultimate recoverability of the amounts capitalized for the exploration and evaluation assets is dependent upon the delineation of economically recoverable ore reserves, obtaining the necessary financing to complete their development, obtaining and retaining the necessary permits to operate a mine, and realizing profitable production or proceeds from the disposition thereof. Estimates of the recoverability of the Company’s investment in exploration and evaluation assets have been based on current and expected conditions. However, it is possible that changes could occur which may adversely affect management’s estimates and may result in future write downs of exploration and evaluation assets carrying values.

Title to mineral properties involves inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently unreliable conveyance history characteristics of many mineral properties.

Description of accounting policy for decommissioning, restoration and rehabilitation provisions [text block]
(l)	Decommissioning, Restoration and Other Provisions

The Company recognizes provisions for statutory, contractual, constructive or legal obligations, including those associated with the reclamation of exploration and evaluation assets and PPE, when those obligations result from the acquisition, construction, development or normal operation of the assets. Initially, a decommissioning provision is recognized at its present value in the period in which it is incurred, which is generally when an environmental disturbance occurs or a constructive obligation is determined. Upon initial recognition of the provision, a corresponding amount is added to the carrying amount of the related asset and the cost is amortized as an expense over the economic life of the asset using the unit-of-production method. Subsequent to initial recognition the carrying value of the provision is increased for the passage of time and adjusted for changes to the current market-based discount rate and the amount or timing of the underlying cash flows needed to settle the obligation. This accretion expense is recognized in profit or loss as finance costs. Changes to estimated future decommissioning costs are recognized in the consolidated statement of financial position by either increasing or decreasing the decommissioning provision and the related asset.

Description Of Accounting Policy For Flow-Through Shares [text block]
(m)	Flow-Through Shares

Current Canadian tax legislation permits mining entities to issue flow-through shares to investors. Flow-through shares are securities issued to investors whereby the deductions for tax purposes related to exploration and evaluation expenditures may be claimed by investors instead of the entity. The issue of flow-through shares is in substance an issue of ordinary shares and the sale of tax deductions. At the time the Company issues flow-through shares, the sale of tax deductions is deferred and presented as other liabilities in the consolidated statement of financial position to recognize the obligation to incur and renounce eligible resource exploration and evaluation expenditures. The tax deduction is measured as the difference between the current market price of the Company’s common shares and the issue price of the flow-through share. Upon incurring and renouncing eligible resource exploration and evaluation expenditures, the Company recognizes the sale of tax deductions as a tax deduction recovery on the consolidated statement of comprehensive income or loss and accordingly reduces the liability for flow-through shares premium.

Description of Accounting Policy for Investment Income [text block]
(n)	Investment Income
  Investment income on cash and cash equivalents and short-term investments is recognized as it is earned.

Description of accounting policy for exploration and evaluation expenditures [text block]
(o)	Exploration and Evaluation Expenditures

Exploration and evaluation expenditures, other than those described in Note 2(k), are recognized in profit and loss. Expenditures incurred before the company has obtained legal rights to explore areas of interest are also recognized in profit and loss. Expenditures incurred by the Company in connection with the development of mineral resources after such time as mineral reserves are proven or probable; permits to operate the mineral resource property are received; financing to complete development has been obtained; and approval of the Board of Directors to commence mining development and operations has been given, are capitalized as deferred development expenditures within the exploration and evaluation asset (see Note 2(k)).

Description of accounting policy for share-based payment transactions [text block]
(p)	Share-based Compensation

The Company follows the fair value method of accounting for the stock option awards granted to employees, directors and consultants. The fair value of stock options is determined by the Black-Scholes Option Pricing Model with assumptions for risk-free interest rates, dividend yields, volatility of the expected market price of the Company’s common shares and the expected life of the options. The number of stock option awards expected to vest are estimated using a forfeiture rate based on historical experience and future expectations. The fair value of direct awards of stock is determined by the quoted market price of the Company’s stock. Share-based compensation is amortized to earnings over the vesting period of the related option. The Company uses graded or accelerated amortization which specifies that each vesting tranche must be accounted for as a separate arrangement with a unique fair value measurement. Each vesting tranche is subsequently amortized separately and in parallel from the grant date.

Option-pricing models require the use of highly subjective estimates and assumptions including the expected stock price volatility. Changes in the underlying assumptions can materially affect the fair value estimates and, therefore, existing models do not necessarily provide reliable measurement of the fair value of the Company’s stock options.

Share-based compensation for deferred share units granted to directors is determined based on estimated fair values of the units at the time of grant using quoted market prices and recognized immediately. Share-based compensation for restricted share units granted to employees and consultants is determined based on estimated fair values of the units at the time of grant using quoted market prices and recognized over the vesting period of the respective units.

Description of accounting policy for income tax [text block]
(q)	Income Taxes

The Company follows the asset and liability method of accounting for income taxes. Deferred income tax assets and liabilities are recognized in the period for temporary differences between the tax and accounting bases of assets and liabilities as well as for the potential benefit of income tax losses and other deductions carried forward to future years.

Deferred income tax assets and liabilities are measured using substantively enacted tax rates and laws expected to apply in the years in which temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred income tax assets and liabilities is recognized in the year that includes the substantive enactment date. The value of deferred income tax assets is reviewed annually and adjusted, if necessary, to reflect the amount probable of being realized.

Description of accounting policy for earnings per share [text block]
(r)	Earnings (Loss) Per Common Share

Earnings (loss) per share calculations are based on the net income (loss) attributable to common shareholders for the year divided by the weighted average number of common shares issued and outstanding during the year.

Diluted earnings per share calculations are based on the net income attributable to common shareholders for the year divided by the weighted average number of common shares outstanding during the year plus the effects of dilutive common share equivalents. This method requires that the dilutive effect of outstanding options and warrants issued be calculated using the treasury stock method. This method assumes that all common share equivalents have been exercised at the beginning of the year (or at the time of issuance, if later), and that the funds obtained thereby were used to purchase common shares of the Company at the average trading price of common shares during the year. The incremental number of common shares that would be issued is included in the calculation of diluted earnings (loss) per share.

Diluted loss per share calculations are based on the net loss attributable to common shareholders for the year divided by the weighted average number of common shares issued and outstanding during the year. Stock options and share purchase warrants are not included in the computation of loss per share as such inclusion would be anti-dilutive.

Description of accounting policy for government grants [text block]
(s)	Government Grants

Grants from the government are recognized at their fair value where there is a reasonable assurance that the Company has complied with all conditions necessary to receive the grants and collectability is reasonably assured. Government grants relating to costs are accrued as receivable and recognized in the consolidated statement of comprehensive income or loss as a reduction of the related expense. Government grants relating to property, plant and equipment are accrued as receivable and recognized in the consolidated statement of financial position as a reduction of the carrying value of the related asset.

Description of accounting policy for new IFRS standards Adopted [text block]
(t)	IFRS Standards Adopted

As of January 1, 2018, the Company adopted the new and amended IFRS pronouncements in accordance with transitional provisions outlined in the respective standards. The adoption of these standards did not have a material impact on the consolidated results and financial position of the Company.

IFRS 9,
Financial Instruments
(“IFRS 9”)
addresses the classification, measurement and recognition of financial assets and financial liabilities and supersedes the guidance relating to the classification and measurement of financial instruments in IAS 39,
Financial Instruments: Recognition and Measurement
(“IAS 39”)
.

IFRS 9 requires financial assets to be classified into three measurement categories on initial recognition: those measured at fair value through profit and loss, those measured at fair value through other comprehensive income and those measured at amortized cost. Investments in equity instruments are required to be measured by default at fair value through profit or loss. For financial liabilities, the standard retains most of the IAS 39 requirements.

The Company has classified cash and cash equivalents; short-term investments; and restricted cash as fair value through profit and loss. Other receivables; accounts payable; accrued and other liabilities; and loan payable have been classified as being measured at amortized cost. The Company does not have financial instruments measured at fair value through other comprehensive income.

IFRS 15,
Revenue from Contracts with Customers
(“IFRS 15”),
the new revenue standard, introduces a single principles-based, five-step model for the recognition of revenue when control of goods is transferred to, or a service is performed for, the customer. IFRS 15 also requires enhanced disclosures about revenue to help users better understand the nature, amount, timing and uncertainty of revenue and cash flows from contracts with customers.

Description of accounting policy for new IFRS Standards Issued But Not Yet Effective [text block]
(u)	IFRS Standards Issued But Not Yet Effective

A number of new standards, amendments to standards and interpretations, are not yet effective for the year ended December 31, 2018, and have not been applied in preparing these audited consolidated financial statements. The Company considers the following standard the most significant and is not a complete list of new pronouncements that may impact the financial statements.

IFRS 16,
Leases
(“IFRS 16”)

On January 13, 2016, the International Accounting Standards Board published a new standard, IFRS 16,
Leases
,
eliminating the current dual accounting model for lessees, which distinguishes between on-balance sheet finance leases and off-balance sheet operating leases. Under the new standard, a lease becomes an on-balance sheet liability that attracts interest, together with a new right-of-use asset. There are optional exemptions for short-term leases and leases of low value items. In addition, lessees will recognize a front-loaded pattern of expense for most leases, even when cash rentals are constant. IFRS 16 replaces existing leases guidance including IAS 17,
Leases
, IFRIC 4,
Determining whether an Arrangement contains a Lease
,
SIC-15,
Operating Leases—Incentives
and SIC-27,
Evaluating the Substance of Transactions Involving the Legal Form of a Lease
.

The required adoption date for IFRS 16 is January 1, 2019. IFRS 16 may be applied retrospectively to each prior period presented (full retrospective approach), or with the cumulative effect of adoption recognized at initial application (modified retrospective approach). The Company has elected to apply the modified retrospective approach upon adoption at January 1, 2019, measuring the right-of-use asset at its carrying amount had the standard been applied at commencement of the lease. The Company intends to use the optional exemption for short-term leases and leases for which the underlying asset is of low value and to use the cumulative catch-up approach upon transition.

In addition, the nature of expenses related to those leases will now change as IFRS 16 replaces the straight-line operating lease expense with a depreciation charge for right-of-use assets and interest expense on lease liabilities. The classification between cash flow from operating activities and cash flow from financing activities will also change as a result of implementing IFRS 16.

Based on lease data as at December 31, 2018, a new right-of-use asset, recognizing the Company’s office facility and equipment leases, will be recognized at approximately $207,000 (increase in assets); the corresponding lease liability will be recorded at approximately $180,000 (increase in liabilities); and the difference of $27,000 (decrease in equity) will be recognized as an adjustment to retained earnings with all adjustments effective as at January 1, 2019. The full quantification of the new standard will be disclosed in the condensed consolidated interim financial statements for the first quarter of 2019.